UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2001

Check here if Amendment [  ]:  Amendment Number:  _____

This Amendment (Check only one.):

         [  ] is a restatement.
         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CDC IXIS Asset Management Advisers, L.P.
Address:   399 Boylston Street
           Boston, MA  02116

Form 13F File Number:  28-5788

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John E. Pelletier
Title:     Senior Vice President, General Counsel, Secretary and Clerk
Phone:     617-449-2801

Signature, Place, and Date of Signing:


/S/ JOHN E. PELLETIER
[Signature]

BOSTON, MA
[City, State]

FEBRUARY 14, 2001


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Report Type (Check only one:):

[ ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[x]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NAME                                                           13F FILE NUMBER

Harris Associates L.P.                                         28-2013
Jurika & Voyles, L.P.                                          28-2899
Loomis, Sayles & Company, L.P.                                 28-398
Montgomery Asset Management, L.P.                              28-3396
RS Investment Management, L.P.                                 28-5452
Westpeak Global Advisors, L.P.                                 28-4372
Vaughan, Nelson, Scarborough & McCullough, L.P.                28-5840
Reich & Tang Asset Management LLC                              28-4818
Mercury Advisors                                               28-790
Miller Anderson                                                28-3432